Goodwill and Other Intangible Assets - Other Intangible Assets Gross and Net (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount	$ 41	$ 41
Accumulated amortization	(15)	(9)
Amortizing intangible assets, net carrying value	$ 26	$ 32